CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details Narrative)	12 Months Ended
Jun. 27, 2020
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
Description of concentrations of business and credit risk	There were no customers that comprised more than 10% of the Company’s revenue for the years ended June 27, 2020 and June 29, 2019.